Note 7 - Inventories	12 Months Ended
Dec. 31, 2011
Inventory Disclosure [Text Block]
7.	INVENTORIES
(In Thousands)
	December 31
	2011	2010

Finished goods	$2,447	$3,984
Work-in-process	1,980	2,009
Raw materials	3,499	7,690
	$7,926	$13,683